Leases - Narration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Rental expense attributed to operating leases	$ 11.2	$ 13.8	$ 10.8